Summary of significant accounting policies (Details)	Sep. 30, 2012	Dec. 31, 2011
Building [Member] | Minimum [Member]
Depreciation rates
Annual rate	2.54%	2.54%
Residual value
Building [Member] | Maximum [Member]
Depreciation rates
Annual rate	9.84%	9.84%
Residual value	2.00%	2.00%
Plant and Machinery [Member] | Minimum [Member]
Depreciation rates
Annual rate	7.00%	7.00%
Residual value
Plant and Machinery [Member] | Maximum [Member]
Depreciation rates
Annual rate	18.40%	18.40%
Residual value	10.00%	10.00%
Motor vehicles [Member]
Depreciation rates
Residual value	10.00%	10.00%
Motor vehicles [Member] | Minimum [Member]
Depreciation rates
Annual rate	6.00%	6.00%
Motor vehicles [Member] | Maximum [Member]
Depreciation rates
Annual rate	18.40%	18.40%
Furniture, fixtures and equipment [Member]
Depreciation rates
Residual value	10.00%	10.00%
Furniture, fixtures and equipment [Member] | Minimum [Member]
Depreciation rates
Annual rate	6.00%	6.00%
Furniture, fixtures and equipment [Member] | Maximum [Member]
Depreciation rates
Annual rate	18.40%	18.40%